Eaton Vance
Atlanta Capital SMID-Cap Fund
June 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 96.9%
Security	Shares	Value
Banks — 1.1%
Columbia Banking System, Inc.	3,225,517	$ 64,155,533
Prosperity Bancshares, Inc.	1,449,378	88,614,971
		$ 152,770,504
Building Products — 8.9%
Advanced Drainage Systems, Inc.	469,867	$ 75,361,968
Carlisle Cos., Inc.	1,566,529	634,773,216
Lennox International, Inc.	670,234	358,561,785
Simpson Manufacturing Co., Inc.	795,797	134,115,669
		$ 1,202,812,638
Capital Markets — 8.1%
Affiliated Managers Group, Inc.	1,510,069	$ 235,918,080
FactSet Research Systems, Inc.	318,001	129,830,268
Morningstar, Inc.	1,523,889	450,842,561
SEI Investments Co.	4,206,526	272,120,167
		$ 1,088,711,076
Chemicals — 2.4%
RPM International, Inc.	2,989,845	$ 321,946,510
		$ 321,946,510
Consumer Staples Distribution & Retail — 2.7%
Casey's General Stores, Inc.	942,207	$ 359,508,503
		$ 359,508,503
Containers & Packaging — 4.4%
AptarGroup, Inc.	2,316,737	$ 326,219,737
Avery Dennison Corp.	909,996	198,970,625
Ball Corp.	1,157,947	69,499,979
		$ 594,690,341
Distributors — 3.7%
LKQ Corp.	8,128,953	$ 338,083,155
Pool Corp.	510,985	157,041,020
		$ 495,124,175
Diversified Consumer Services — 0.9%
Service Corp. International	1,744,236	$ 124,067,507
		$ 124,067,507
Security	Shares	Value
Electronic Equipment, Instruments & Components — 2.2%
Trimble, Inc.(1)	5,424,354	$ 303,329,876
		$ 303,329,876
Financial Services — 3.0%
Jack Henry & Associates, Inc.	790,547	$ 131,246,613
WEX, Inc.(1)	1,553,356	275,161,482
		$ 406,408,095
Ground Transportation — 3.7%
J.B. Hunt Transport Services, Inc.	1,197,542	$ 191,606,720
Landstar System, Inc.	1,667,802	307,676,113
		$ 499,282,833
Health Care Equipment & Supplies — 4.0%
Envista Holdings Corp.(1)(2)	9,558,183	$ 158,952,583
Teleflex, Inc.	1,789,145	376,310,868
		$ 535,263,451
Health Care Providers & Services — 0.4%
Henry Schein, Inc.(1)	880,807	$ 56,459,729
		$ 56,459,729
Hotels, Restaurants & Leisure — 4.5%
Aramark	8,859,522	$ 301,400,938
Choice Hotels International, Inc.(2)(3)	2,575,906	306,532,814
		$ 607,933,752
Insurance — 11.5%
Brown & Brown, Inc.	4,566,968	$ 408,332,609
Kinsale Capital Group, Inc.	270,668	104,282,967
Markel Group, Inc.(1)	259,577	409,005,096
W.R. Berkley Corp.	8,106,397	637,000,676
		$ 1,558,621,348
IT Services — 3.6%
GoDaddy, Inc., Class A(1)	3,511,694	$ 490,618,769
		$ 490,618,769
Life Sciences Tools & Services — 1.2%
Bio-Techne Corp.	2,186,217	$ 156,642,448
		$ 156,642,448
Machinery — 3.8%
Graco, Inc.	1,531,560	$ 121,422,077

Eaton Vance
Atlanta Capital SMID-Cap Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
IDEX Corp.	999,953	$ 201,190,543
Nordson Corp.	807,083	187,194,831
		$ 509,807,451
Marine Transportation — 1.5%
Kirby Corp.(1)	1,674,484	$ 200,485,969
		$ 200,485,969
Professional Services — 10.5%
Booz Allen Hamilton Holding Corp.	2,642,238	$ 406,640,428
Broadridge Financial Solutions, Inc.	896,545	176,619,365
CACI International, Inc., Class A(1)	998,167	429,341,572
FTI Consulting, Inc.(1)	781,999	168,544,244
TransUnion	3,221,416	238,900,211
		$ 1,420,045,820
Real Estate Management & Development — 1.7%
Jones Lang LaSalle, Inc.(1)	1,092,902	$ 224,350,922
		$ 224,350,922
Software — 7.0%
Blackbaud, Inc.(1)	2,534,115	$ 193,023,540
Dolby Laboratories, Inc., Class A(2)	4,249,493	336,687,330
Manhattan Associates, Inc.(1)	704,603	173,811,468
Tyler Technologies, Inc.(1)	488,578	245,647,247
		$ 949,169,585
Specialty Retail — 3.5%
Burlington Stores, Inc.(1)	1,427,168	$ 342,520,320
Ulta Beauty, Inc.(1)	344,010	132,743,139
		$ 475,263,459
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 2.6%
Columbia Sportswear Co.(3)	2,757,453	$ 218,059,383
Deckers Outdoor Corp.(1)	130,888	126,693,040
		$ 344,752,423
Total Common Stocks (identified cost $7,480,102,843)		$13,078,067,184

Short-Term Investments — 3.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(4)	400,541,635	$ 400,541,635
Total Short-Term Investments (identified cost $400,541,635)		$ 400,541,635
Total Investments — 99.9% (identified cost $7,880,644,478)		$13,478,608,819
Other Assets, Less Liabilities — 0.1%		$ 12,610,449
Net Assets — 100.0%		$13,491,219,268
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Affiliated company.
(3)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $12,723,139 and the total market value of the collateral received by the Fund was $13,381,764, comprised of U.S. government and/or agencies securities.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.

The Fund did not have any open derivative instruments at June 30, 2024.

Eaton Vance
Atlanta Capital SMID-Cap Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund.
At June 30, 2024, the value of the Fund's investments in affiliated companies and funds that may be deemed to be affiliated was $1,202,714,362, which represents 8.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
Choice Hotels International, Inc.	$221,319,460	$97,230,250	$(3,625,505)	$1,458,471	$(9,849,862)	$306,532,814	$1,038,762	2,575,906
Dolby Laboratories, Inc., Class A	261,376,336	81,830,994	(4,088,289)	771,515	(3,203,226)	336,687,330	3,210,923	4,249,493
Envista Holdings Corp.	225,856,466	37,616,074	(2,096,634)	680,369	(103,103,692)	158,952,583	—	9,558,183
Short-Term Investments
Liquidity Fund, Institutional Class(1)	485,557,136	1,251,385,816	(1,336,401,317)	—	—	400,541,635	22,100,512	400,541,635
Total				$2,910,355	$(116,156,780)	$1,202,714,362	$26,350,197
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$13,078,067,184*	$ —	$ —	$13,078,067,184
Short-Term Investments	400,541,635	—	—	400,541,635
Total Investments	$13,478,608,819	$ —	$ —	$13,478,608,819
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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